Leases (Details) - Schedule of lease expense	12 Months Ended
Mar. 31, 2023 USD ($)
Schedule of lease expense [Abstract]
Operating lease cost	$ 413,445
Weighted Average Remaining Lease Term (Months)
Operating leases	$ 26
Weighted Average Discount Rate
Operating leases	4.75%